Note 17 - Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended			12 Months Ended
	Jun. 11, 2011	Mar. 10, 2014	May 12, 2014	Dec. 31, 2014	Nov. 13, 2014
Note 17 - Lease Obligations (Details) [Line Items]
Loss on Sale Leaseback Transaction	$ 208
Capital Lease Obligations, Noncurrent				32,785
Capital Lease Obligations, Current				5,225
Transportation Equipment [Member] | Vessel Newlead Albion [Member]
Note 17 - Lease Obligations (Details) [Line Items]
Payments to Acquire Property, Plant, and Equipment		4,400
Transportation Equipment [Member] | Vessel Newlead Venetico [Member]
Note 17 - Lease Obligations (Details) [Line Items]
Payments to Acquire Property, Plant, and Equipment		4,625
Vessel Katerina L [Member] | Flegra Compania S.A. [Member]
Note 17 - Lease Obligations (Details) [Line Items]
Capital Leases, Future Minimum Payments Due					5,372
Vessel Ioli [Member] | Frourio Compania S.A. [Member]
Note 17 - Lease Obligations (Details) [Line Items]
Capital Leases, Future Minimum Payments Due					5,407
HandyMar AS [Member] | Vessel Newlead Albion [Member]
Note 17 - Lease Obligations (Details) [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities			13,875
Sale Leaseback Transaction, Call Option Amount			13,488
Sale Leaseback Transaction, Net Book Value			14,060
Minimum Lease Payments, Sale Leaseback Transactions				13,697
Loss on Sale Leaseback Transaction				525
HandyMar AS [Member] | Vessel Newlead Venetico [Member]
Note 17 - Lease Obligations (Details) [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities			13,875
Sale Leaseback Transaction, Call Option Amount			13,485
Sale Leaseback Transaction, Net Book Value			14,097
Minimum Lease Payments, Sale Leaseback Transactions				13,708
Loss on Sale Leaseback Transaction				625
HandyMar AS [Member]
Note 17 - Lease Obligations (Details) [Line Items]
Minimum Lease Payments, Sale Leaseback Transactions				27,266
Minimum Lease Payments, Sale Leaseback Transactions, Next Twelve Months				138
Vessel Newlead Albion [Member]
Note 17 - Lease Obligations (Details) [Line Items]
Purchase Obligation		18,275
Vessel Newlead Venetico [Member]
Note 17 - Lease Obligations (Details) [Line Items]
Purchase Obligation		$ 18,500